Average Annual Total Returns - Prospectus #1 - Eaton Vance International Small-Cap Fund	MSCI World ex USA Small Cap Index One Year	MSCI World ex USA Small Cap Index Five Years	MSCI World ex USA Small Cap Index Life of Fund	MSCI EAFE Index One Year	MSCI EAFE Index Five Years	MSCI EAFE Index Life of Fund	Class A One Year	Class A Five Years	Class A Life of Fund	Class A Inception Date	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Life of Fund	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Life of Fund	Class I One Year	Class I Five Years	Class I Life of Fund	Class I Inception Date
Total	2.76%	2.87%	5.69%	3.82%	4.72%	6.02%	(7.34%)	(0.10%)	4.28%	Dec. 16, 2015	(8.19%)	(0.52%)	3.77%	(3.97%)	0.13%	3.50%	(1.98%)	1.23%	5.15%	Dec. 16, 2015